SCHEDULE OF OTHER FINANCE EXPENSES (INCOME), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest on deposits	$ (70)	$ (205)	$ (265)
Foreign exchange losses (gain), net	(124)	323	(206)
Fair value adjustments of warrants liability	2,425	25
SEPA set up fees		100
Bank fees	27	15	15
Other	40	25
Other finance expenses (income), net	$ 2,298	$ 283	$ (456)